Note 6 - Investments in Equity Method Investees (Tables)	12 Months Ended
Mar. 31, 2014
Note 6 - Investments in Equity Method Investees (Tables) [Line Items]
Schedule of Related Party Transactions [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2012	2013	2014	2014
Accounts receivable	-	¥171,909	¥446,857	$4,339
Accounts payable	-	1,578,969	1,822,997	17,702
Revenues	¥895,189	880,079	2,370,954	23,023
Costs	14,225,717	14,966,177	15,579,173	151,283

Equity Method Investments [Table Text Block]
	Thousands of Yen				Thousands of U.S. Dollars
	2013		2014		2014

Multifeed	33.00%	¥1,141,909	33.00%	¥1,244,512	$12,085
i-revo	30.00	371,888	30.00	529,142	5,138
Trinity	33.75	93,154	33.75	88,804	862
Stratosphere	50.00	74,772	50.00	32,451	315
Appiaries	-	-	49.00	190,780	1,853

Total		¥1,681,723		¥2,085,689	$20,253

Equity Method Investee [Member]
Note 6 - Investments in Equity Method Investees (Tables) [Line Items]
Schedule of Related Party Transactions [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2012	2013	2014	2014

Accounts receivable	-	¥52,422	¥43,170	$419
Accounts payable	-	39,734	40,613	394
Revenues	¥624,718	598,765	538,288	5,227
Costs and expenses	403,400	456,892	451,342	4,383